Note Payable - Seller (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Notes Payable - Seller (Textual)
Accrued interest	$ 233,583	$ 197,485	$ 125,682
Howco [Member]
Notes Payable - Seller (Textual)
Issuance of note payable		$ 900,000
Notes bears interest rate	5.50%	5.50%
Maturity date of note	Sep. 09, 2017	Sep. 09, 2017
Default interest rate	8.00%	8.00%